AFL - CIO HOUSING INVESTMENT TRUST [Date] 2017 [FUND NAME] AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com

The HIT offers investors: Competitive Returns Low Risk Liquid Investment Diversification Construction Jobs Affordable Housing AFL - CIO Housing Investment Trust 1 225 Centre Street Boston Portner Flats Washington, DC 333 on the Park St. Paul 101 Polk San Francisco

▪ $6.1 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 23 of past 24 calendar years; net returns for 15 of those years. ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to provide higher income, a superior credit profile, and similar interest rate risk compared to the benchmark. ▪ 30 + years of impact investing * • Invested $10.8 billion nationally (in current dollars) since inception in 1984, financed 489 projects in 29 states • All construction is done 100% union • Generated 160.3 million hours of union construction work • Created over 169,500 total jobs across the U.S. • More livable communities with quality affordable housing and a sustainable environment * Includes projects financed with tax credits by Building America CDE AFL - CIO Housing Investment Trust 2 As of September 30, 2017

AFL - CIO Housing Investment Trust 3 OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Expertise in government/agency multifamily MBS – Directly sources construction - related multifamily MBS – Focus on construction - related multifamily MBS can provide a yield advantage. – Substitution of prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed - income strategies.

HIT Barclays Aggregate Credit Profile U.S. Government/Agency /AAA/Cash 96.0% 71.3% A & Below 0.1% 24.6% Yield Current Yield: 28 basis point advantage 3.23% 2.95% Interest Rate Risk Effective Duration 5.51 5.82 Convexity 0.08 0.10 Call /Prepayment Risk Call Protected 75% 72% Not Call Protected 25% 28% AFL - CIO Housing Investment Trust 4 As of September 30, 2017 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and curren t p rice and is not current yield or other performance data as defined by the SEC in Rule 482.

AFL - CIO Housing Investment Trust 5 0.87% 3.23% 0.23% 3.01% 2.36% 4.66% 0.77% 2.93% - 0.16% 2.58% 1.93% 4.22% 0.85% 3.14% 0.07% 2.71% 2.06% 4.27% -1.0% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 3rd Quarter YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate Annualized Total Returns versus Benchmark As of September 30, 2017 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . The HIT’s gross returns exceeded the Barclays Aggregate for the third quarter, year - to - date, 1 - , 3 - , 5 - and 10 - year periods endi ng September 30, 2017.

8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 HIT Gross HIT Net Barclays Aggregate AFL - CIO Housing Investment Trust 6 Calendar Year Returns as of Year - end HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 2017 was - 0 . 16% , 2 . 58% , 1 . 93% , and 4 . 22% , respectively . The performance data quoted represents past performance and is no guarantee of future results . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . The HIT’s gross returns have exceeded the Barclays Aggregate for 23 of 24 consecutive calendar years, including 2008, when many fixed - income investments’ returns were lower than the benchmark or negative.

AFL - CIO Housing Investment Trust 7 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 2017 was - 0 . 16% , 2 . 58% , 1 . 93% , and 4 . 22% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Rolling annual returns show a high correlation with the Barclays Aggregate, exceeding the benchmark during periods of economic weakness ; 97 % correlation of month - over - month returns over the 5 years ending September 30 , 2017 . HIT Performance Tracks Benchmark As of September 30, 2017 -3% 0% 3% 6% 9% 12% 15% HIT Gross Barclays Aggregate

AFL - CIO Housing Investment Trust 8 Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate ▪ Lower credit risk – Higher credit quality – Government/agency MBS – Substitutes call - protected multifamily MBS for corporate debt and some Treasuries and agency debt – No derivatives – No leverage through borrowing ▪ Similar interest rate risk – Duration and convexity similar to the benchmark ▪ Strong liquidity – More than 99 % invested in liquid securities Oversight Committees comprised of senior management ▪ Portfolio Management Committee – Sets portfolio macro - strategy and oversees Portfolio Management Group (PMG), monitors trading matters, approves counterparties ▪ Investment Committee – Reviews and approves all commitments related to construction, including pricing by PMG – Board of Trustees Executive Committee approves all transactions greater than $75 million ▪ Valuation Committee – Monitors HIT’s valuation process including reliability of pricing by independent sources, appropriateness of valuation methodologies, and determination of fair value under Board - approved policies and procedures

AFL - CIO Housing Investment Trust 9 39.4% 3.8% 2.5% 50.2% 4.0% 0.1% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Direct Loan Credit Quality As of September 30, 2017 Based on total investments and including unfunded commitments.

AFL - CIO Housing Investment Trust 10 Based on total investments and including unfunded commitments. 17.4% 0.8% 4.1% 7.2% 60.2% 1.9% 4.0% 4.5% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation As of September 30, 2017

AFL - CIO Housing Investment Trust 11 Source: Haver Analytics, Bloomberg LP, Barclays Live, and the HIT With its negative correlation to equities, the HIT provides diversification benefits, as shown above . Despite its lack of exposure to corporate bonds, the HIT’s returns are highly correlated with its benchmark, the Barclays Aggregate . * Updated semiannually Correlation of Monthly Year - over - Year Changes in Indices vs. HIT Periods ending June 30, 2017* Asset Five Year Ten Year HIT (net) 1.00 1.00 Bloomberg Barclays US Aggregate Bond Index 0.98 0.96 Bloomberg REIT Index 0.69 0.06 U.S. Standard & Poors 500 Index - 0.30 - 0.23 German DAX Index - 0.30 - 0.24 United Kingdom FTSE 100 Index - 0.37 - 0.13

AFL - CIO Housing Investment Trust 12 Source: HIT and Securities Dealers Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options. Investment Comparison As of September 30, 2017 Investment Type Effective Duration Effective Convexity Yield (%) Spread to 10 - Year (bps) 10 Year UST 8.90 0.44 2.33% 0 GNMA Construction/Permanent 9.04 0.49 3.29% 96 GNMA Permanent 8.16 0.40 2.75% 42 Agency CMBS 9.33 1.03 3.46% 113 FNMA Multifamily 10/9.5 DUS 7.82 0.37 2.91% 58 FNMA 3.0% 30yr MBS 5.90 - 2.33 2.96% 63 Gold (Freddie Mac) 3.0% 30yr MBS 5.73 - 2.46 2.96% 63 GNMA 3.0% 30yr MBS 5.10 - 1.75 2.76% 43 Barclays Corporate AAA Index 10.68 2.15 2.91% 58 0 50 100 150 200 250 Sep-11 Sep-12 Sep-13 Sep-14 Sep-15 Sep-16 Sep-17 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2011 – September 2017 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS

AFL - CIO Housing Investment Trust 13 Source: Barclay’s Live and the HIT The Treasury Yield curve flattened during 2017, with shorter rates rising and longer rates falling. 1.48 1.62 1.94 2.33 2.86 1.38 1.55 1.89 2.30 2.84 1.19 1.45 1.93 2.44 3.07 1.0 1.5 2.0 2.5 3.0 3.5 2 Year 3 Year 5 Year 10 Year 30 Year Percent U.S. Treasury Yield Curve Shift 09/30/2017 06/30/2017 12/31/2016 1.0 1.5 2.0 2.5 3.0 3.5 4.0 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Percent 10 - Year Treasury vs. Ginnie Mae Construction/Permanent MBS Yields 10-year Treasury Yield Ginnie Mae Construction/Permanent Yield

379Taft - Hartley pension plans/labor organizations ▪ $4.55 billion in net assets ▪ 74% total net assets ▪ 285 building trades funds and 94 industrial and service funds; 44 of these are Health & Welfare plans 12 public employee plans ▪ $1.58 billion in net assets ▪ 26% total net assets AFL - CIO Housing Investment Trust 14 As of September 30, 2017

Cycle of Sustainable Investment



Union pension funds invest in HIT
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2
HIT finances development projects through guaranteed securities
The HIT Investment Cycle
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Construction securities help provide competitive returns
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Construction projects generate good union jobs
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Union workers contribute to pension funds

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

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AFL - CIO Housing Investment Trust 16 * Projects include those with financing by Building America CDE. Figures provided by Pinnacle Economics and the HIT are estimates calculated using an IMPLAN input - output model based on HIT project data. In 2016 dollars. ▪ 160.3 million hours of union construction work nationally; 169,500 total jobs across industries ▪ 489 projects in 29 states ▪ $17.9 billion total development investment ▪ $26.9 billion in total economic activity • $10.6 billion in total salaries and benefits, with $5.3 billion for construction workers • $1.1 billion in local tax revenues and $2.2 billion in federal revenues As of September 30, 2017

AFL - CIO Housing Investment Trust 17 INVESTMENT OFFICERS IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT COMMITTEE * Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided by Portfolio Management Group Approves transactions for investment or recommends transactions to Executive Committee, if required EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT OFFICERS ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visit MORTGAGE BANKER UNDERWRITING & PROCESSING Financial Analysis Market Review Mortgage Credit Sponsor/Management PUBLIC SECTOR APPROVAL , if appropriate under $75M $75M or over *Standard process : (1) Letter of Interest or Conditional Commitment is issued after Investment Committee approval based on analysis of the financing structure and pro formas, property description, proposed rents, market demand, sponsor, management, etc .; (2) Preliminary Financing Proposal is approved to be issued when information is available on site control, zoning ; third - party reports, and labor confirmation that the project will be built with 100 % union labor ; (3) after confirmation that the necessary credit enhancement/agency endorsement or approval has been obtained, the final commitment is based on proposed pricing from the Portfolio Management Group . For transactions of $ 75 million or more, approval by the Executive Committee of the Board is then required . Finally, the project is eligible for rate lock and final commitment documentation . (The first two steps may not occur in each transaction and do not obligate the HIT . )

AFL - CIO Housing Investment Trust 18 Source: Bureau of Labor Statistics The Third Longest Economic Expansion since 1850 (Real GDP percent change at an annual rate) Inflation Remains Below the Fed's Target of 2% (Yearly % Change) -10 -8 -6 -4 -2 0 2 4 6 Q1-08 Q1-09 Q1-10 Q1-11 Q1-12 Q1-13 Q1-14 Q1-15 Q1-16 Q1-17 1.0 1.5 2.0 2.5 3.0 3.5 4.0 Wage Growth Remains Weak (yearly percent change) -1 0 1 2 3 4 5 PCE Core PCE

AFL - CIO Housing Investment Trust 19 Source: top, US Census Bureau; bottom, US Census Bureau and Haver Analytics (adjusted for breaks in data), 2015 is through Se pte mber Household Formation (thousands of new households) 0 0.2 0.4 0.6 0.8 1 1.2 1.4 2001-2003 2004-2006 2007-2009 2010-2012 2013-2015 Average Annual Growth in Rental Households (millions) -0.4 -0.2 0 0.2 0.4 0.6 0.8 1 1.2 1.4 2001-2003 2004-2006 2007-2009 2010-2012 2013-2015 Average Annual Growth in Home Owners (millions) 0 500 1000 1500 2000 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015

AFL - CIO Housing Investment Trust 20 ▪ Americans switching to renting vs. owning ▪ Still difficult to access mortgage credit for single family home buyers ▪ Particular need for affordable housing ▪ Demographics/household formation ▪ Rehab opportunities: aging multifamily projects will need substantial rehab in dense urban markets ▪ Migration into major cities and limited land – need to build up ▪ Time horizon – multifamily demand expected to be strong and ongoing for the foreseeable future

21 ▪ Despite recent increases in inflation expectations, inflation is still running below central bank targets around the world; global economic activity and geopolitical disruptions may weigh on growth. ▪ The FOMC has communicated a plan for gradual rate hikes, including 3 expected 25 basis point hikes in 2018. But actions will be data dependent and markets show less than a 25% probably of 3 hikes. The FOMC has consistently underestimated the slow level of output and inflation in recent years. Most other central banks’ monetary policies around the globe should remain very accommodative. ▪ High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other fixed - income investment alternatives. ▪ Strong demand for rental and affordable housing is expected for many years. This should help build the HIT’s pipeline of investments to execute its strategy. AFL - CIO Housing Investment Trust

Organizational Structure

Board of Trustees

Stephen Coyle
Chief Executive Officer

Legal

Nicholas Milano, *General Counsel*

Christopher Kaiser, *Deputy General Counsel and Chief Compliance Officer**

Executive

Ted Chandler, *Chief Operating Officer*

Thalia Lankin, *Chief Business Development Officer*

Management & Finance/ Information Technology

Erica Khatchadourian, *CFO*

Harpreet Peleg, *Controller*

Paul Gerke, *Director of IT*

Portfolio Management

Chang Suh, *Chief Portfolio Manager/Senior EVP*

Michael Cook, *Senior Portfolio Manager*

Guy Carter, *Senior Portfolio Manager*

David Phillips, *Senior Financial Analyst*

Marketing, Investor Relations & Communications

Lesyllee White, *EVP/Managing Director of DB Marketing*

Emily Johnstone, *EVP/Managing Director of DC Marketing*

Debbie Cohen, *Chief Development Officer*

Katie Rosenthal, *Director of Communications*

Multifamily Investments

Stephanie Wiggins, *EVP/Chief Investment Officer*

Eric Price, *EVP^*

* The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees.

^ Also serves as Chief Executive Officer of HIT Advisers LLC, a wholly owned investment adviser subsidiary of the HIT formed in October 2016 and as Chief Executive Officer of Building America CDE, Inc., a wholly owned subsidiary of HIT Advisers. Building America is certified as a Community Development Entity by the CDFI Fund.

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AFL - CIO Housing Investment Trust 23 ▪ Leadership – Stephen Coyle, CEO: 40+ years experience in housing production and finance, economic development, and urban planning, with 25 years at the HIT – Ted Chandler, COO: 30+ years experience in housing finance and community development, including 15 years at Fannie Mae and 8 years at the HIT – Erica Khatchadourian, CFO: 28 years experience in accounting for financial transactions, general and personnel management and policy development, with 24 years at the HIT ▪ Portfolio management – Chang Suh, CFA, Sr. EVP/Chief Portfolio Manager: 21 years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 19 years at the HIT – Guy Carter, Senior Portfolio Manager: 15 years of experience including 6 years at Freddie Mac and 9 years at the HIT – Mike Cook, CFA, FRM, Senior Portfolio Manager: 14 years of experience at the HIT – David Phillips, Senior Financial Analyst: 18 years of experience at the HIT

AFL - CIO Housing Investment Trust 24 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Chang Suh, CFA, Senior Executive Vice President – Chief Portfolio Manager csuh@aflcio - hit.com] [Paul Sommers , Midwest Regional Marketing Director psommers@aflcio - hit.com]

AFL - CIO Housing Investment Trust 25 Returns over one year are annualized . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings for the 1 st and 3 rd quarters on Form N - Q . Performance for Periods Ending [date] YTD 1 Year 3 Year 5 Year 10 Year Since Inception HIT Time - Weighted, Gross [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% HIT Time - Weighted, Net [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% Participant Dollar - Weighted Market Value of Units Held at [date]: [$ xxxxxxxxxx ]